UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     /S/ Patricia Rench     Austin, Texas     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $189,143 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108       19     1758 SH       SOLE                     1758
AMERICAN DENTAL PARTNERS       COM              025353103    11845   902820 SH       SOLE                   902820
AON CORP                       COM              037389103    19081   360300 SH       SOLE                   360300
BANCORP INC DEL                COM              05969A105     5635   610500 SH       SOLE                   610500
BOFI HLDG INC                  COM              05566U108     6359   409748 SH       SOLE                   409748
CBS CORP NEW                   CL B             124857202    11745   469064 SH       SOLE                   469064
CHINACAST EDU CORP             COM              16946T109    13243  2107087 SH       SOLE                  2107087
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    13852   952000 SH       SOLE                   952000
CREDIT ACCEP CORP MICH         COM              225310101     1359    19151 SH       SOLE                    19151
EXPEDIA INC DEL                COM              30212P105     7730   341112 SH       SOLE                   341112
GOLDMAN SACHS GROUP INC        COM              38141G104     9167    57800 SH       SOLE                    57800
LIBERTY GLOBAL INC             COM SER A        530555101    10167   245522 SH       SOLE                   245522
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     6844   174500 SH       SOLE                   174500
META FINL GROUP INC            COM              59100U108      412    25000 SH       SOLE                    25000
NICHOLAS FINANCIAL INC         COM NEW          65373J209    10443   865960 SH       SOLE                   865960
NORTHERN OIL & GAS INC NEV     COM              665531109     1355    50744 SH       SOLE                    50744
NXP SEMICONDUCTORS N V         COM              N6596X109    12202   407220 SH       SOLE                   407220
PENN NATL GAMING INC           COM              707569109     3899   105220 SH       SOLE                   105220
QUALITY DISTR INC FLA          COM              74756M102     9874   833253 SH       SOLE                   833253
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     6622   190665 SH       SOLE                   190665
VALEANT PHARMACEUTICALS INTL   COM              91911K102    20882   419242 SH       SOLE                   419242
ZIPREALTY INC                  COM              98974V107     6408  2209686 SH       SOLE                  2209686